Stockholders' (Deficit) Equity and Stock-Based Compensation - Warrants assumptions (Details)	Sep. 30, 2024 USD ($)	Oct. 30, 2023 USD ($) shares	Oct. 23, 2023 $ / shares	Oct. 02, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Aug. 29, 2023 $ / shares	Dec. 31, 2022 USD ($) item
Class of Warrant or Right [Line Items]
Warrants fair value | $	$ 0				$ 3,540,000		$ 0
Warrant price in cash (in dollars per share) | $ / shares						$ 1.20
Number of warrants tendered (in shares) | shares				2,213,652
Redemption price per warrant (in dollars per share) | $ / shares			$ 0.35
Warrants issued (in shares) | shares		1,004,148
Purchase price of warrants | $		$ 400,000		$ 2,700,000
Measurement Input, Discount Rate
Class of Warrant or Right [Line Items]
Measurement input	0.0194						0.0194
Measurement Input, Expected Term
Class of Warrant or Right [Line Items]
Measurement input | item							5
Measurement Input, Price Volatility
Class of Warrant or Right [Line Items]
Measurement input	0.66						0.66
Measurement Input, Expected Dividend Rate
Class of Warrant or Right [Line Items]
Measurement input	0						0